Liability for Unpaid Health Claims	12 Months Ended
Dec. 31, 2011
Liability for Unpaid Health Claims

Note 7—Liability for Unpaid Health Claims

Activity in the liability for unpaid health claims is summarized as follows:

	Year Ended December 31,
	2011	2010	2009
Balance at beginning of year	$100,598	$104,346	$119,855
Incurred related to:
Current year	628,137	661,740	674,710
Prior years	(10,644)	(19,424)	(19,487)

Total incurred	617,493	642,316	655,223
Paid related to:
Current year	538,910	577,875	583,127
Prior years	75,664	68,189	87,605

Total paid	614,574	646,064	670,732

Balance at end of year	$103,517	$100,598	$104,346

At the end of each period, the liability for unpaid health claims includes an estimate of claims incurred but not yet reported to the Company. Such estimates are updated regularly based upon the Company’s most recent claims data with recognition of emerging experience trends. Because of the nature of the Company’s health business, the payment lags are relatively short and most claims are fully paid within a year from the time incurred. Fluctuations in claims experience can lead to either over- or under-estimation of the liability for any given year. The difference between the estimate made at the end of the prior period and the actual experience during the period is reflected above under the caption “Incurred related to: Prior years.”

Claims paid in each of the years 2009 through 2011 were settled for amounts less than anticipated when estimated at the previous year end. The most significant components of these favorable variances were in Torchmark’s UA Independent, Liberty National Branch, and Medicare Part D distribution channels. The Company’s estimates at each point have reflected the emerging data and trends. In the Medicare Part D channel, the Company is required to estimate claim discounts that will be received from drug manufacturers. In each of the years 2009 through 2011, the discounts from the drug manufacturers received in the current year but related to prior year claims were higher than anticipated when the claim liability was determined.

The liability for unpaid health claims is included with “Policy claims and other benefits payable” on the Consolidated Balance Sheets.